ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies
Principal foreign exchange rates
	AVERAGE RATE			CLOSING RATE
IN USD	2019	2018	2017	31.12.2019	31.12.2018	31.12.2017
1 CAD	0.7540	0.7720	0.7714	0.7701	0.7333	0.7951

Reclassification of accounts
IN MILLIONS OF USD	FOOTNOTE	PUBLISHED 2018	RECLASSIFICATION	RECLASSIFIED 2018
Turnover		1,924.2	–	1,924.2
Cost of sales		(698.5)	–	(698.5)
Gross profit		1,225.7	–	1,225.7
Lease expenses (Selling expenses in 2018)	1a, 2a	(445.3)	16.7	(428.6)
Personnel expenses		(411.1)	–	(411.1)
Other expenses (General expenses in 2018)	1b, 2b, 3	(131.4)	(27.5)	(158.9)
Share of result of associates		0.1	(0.1)	–
Depreciation, amortization and impairment		(128.9)	–	(128.9)
Other operational result (moved to Other expenses)	3	(10.9)	10.9	–
Operating profit		98.2	–	98.2
Finance income (Interest income in 2018)		2.5	–	2.5
Finance expenses (Interest expenses in 2018)		(31.0)	–	(31.0)
Foreign exchange gain / (loss)		(0.9)	–	(0.9)
Profit / (loss) before tax		68.8	–	68.8
Income tax benefit / (expense)		(3.0)	–	(3.0)
Net profit / (loss)		65.8	–	65.8
Net profit attributable to non-controlling interests		36.3	–	36.3
Net profit attributable to equity holders of the parent		29.5	–	29.5

Footnote

CONCEPT	RECLASSIFICATION FROM	RECLASSIFICATION TO	IN MILLIONS OF USD
1a Sales related expenses	Lease expenses (Selling expenses in 2018)	Other expenses	34.7
2a Premises expenses	Other expenses	Lease expenses	(18.0)
1b Sales related expenses	Lease expenses (Selling expenses in 2018)	Other expenses	(34.7)
2b Premises expenses	Other expenses	Lease expenses	18.0
3 Other operational income / (expenses)	Other operational result	Other expenses	(10.9)

IN MILLIONS OF USD	FOOTNOTE	PUBLISHED 2017	RECLASSIFICATION	RECLASSIFIED 2017
Turnover		1,802.5	–	1,802.5
Cost of sales		(680.3)	–	(680.3)
Gross profit		1,122.2	–	1,122.2
Lease expenses (Selling expenses in 2017)	1a, 2a	(421.2)	18.8	(402.4)
Personnel expenses		(371.3)	–	(371.3)
Other expenses (General expenses in 2017)	1b, 2b, 3	(156.9)	(22.8)	(179.7)
Share of result of associates		(0.3)	0.3	–
Depreciation, amortization and impairment		(108.7)	–	(108.7)
Other operational result (moved to Other expenses)	3	(3.7)	3.7	–
Operating profit		60.1	–	60.1
Finance income (Interest income in 2017)		1.9	–	1.9
Finance expenses (Interest expenses in 2017)		(30.2)	–	(30.2)
Foreign exchange gain / (loss)		0.5	–	0.5
Profit / (loss) before tax		32.3	–	32.3
Income tax benefit / (expense)		(42.9)	–	(42.9)
Net profit / (loss)		(10.6)	–	(10.6)
Net profit attributable to non-controlling interests		29.8	–	29.8
Net profit attributable to equity holders of the parent		(40.4)	–	(40.4)

Footnote

CONCEPT	RECLASSIFICATION FROM	RECLASSIFICATION TO	IN MILLIONS OF USD
1a Sales related expenses	Lease expenses (Selling expenses in 2017)	Other expenses	33.7
2a Premises expenses	Other expenses	Lease expenses	(14.9)
1b Sales related expenses	Lease expenses (Selling expenses in 2017)	Other expenses	(33.7)
2b Premises expenses	Other expenses	Lease expenses	14.9
3 Other operational income / (expenses)	Other operational result	Other expenses	(3.7)

Effects of new accounting policy
IN MILLIONS OF USD	AS PREVIOUSLY PUBLISHED 31.12.2018	IFRS 16 IMPLEMENTATION	*	RESTATED 01.01.2019
ASSETS
Property, plant and equipment	243.0	–		243.0
Right-of-use assets	–	1,261.3		1,261.3
Intangible assets	301.6	(3.7	) a	297.9
Goodwill	315.0	–		315.0
Investments in associates	6.5	–		6.5
Deferred tax assets	83.9	–		83.9
Other non-current assets	27.4	5.6	b	33.0
Non-current assets	977.4	1,263.2		2,240.6

Inventories	190.7	–		190.7
Trade receivables	1.3	–		1.3
Other accounts receivable	46.8	49.2
Income tax receivables	0.8	–		0.8
Cash and cash equivalents	234.2	–		234.2
Current assets	473.8	2.4		476.2

Total assets	1,451.2	1,265.6		2,716.8

LIABILITIES AND SHAREHOLDERS’ EQUITY
Equity attributable to equity holders of the parent	552.1	–		552.1
Non-controlling interests	84.8	–		84.8
Total equity	636.9	–		636.9

Borrowings	492.6	–		492.6
Lease obligations	–	1,031.7		1,031.7
Deferred tax liabilities	40.0	–		40.0
Post-employment benefit obligations	1.0	–		1.0
Non-current liabilities	533.6	1,031.7		1,565.3

Trade payables	105.5	–		105.5
Borrowings	51.4	–		51.4
Lease obligations	–	237.0		237.0
Income tax payables	2.3	–		2.3
Other liabilities	121.5	(3.1	) c	118.4
Current liabilities	280.7	233.9		514.6
				–
Total liabilities	814.3	1,265.6		2,079.9
Total liabilities and shareholders’ equity	1,451.2	1,265.6		2,716.8

*	The amounts presented differ from the preliminary impact assessment presented in the consolidated financial statements for the year ended December 31, 2018 and the information reported in the interim consolidated financial statements for the periods ended March 31, 2019 and June 30, 2019. For details please refer to Hudson's interim consolidated financial statements for the nine months ended September 30, 2019 (note 2.2).

a	Prepaid and capitalized concession rights

b	Sublease receivables

c	Concession fee payables